REVENUES, NET	12 Months Ended
Dec. 31, 2022
REVENUES, NET
REVENUES, NET

24.REVENUES, NET

Revenues are disaggregated as follows for the years ended December 31, 2022 and 2021:

	2022	2021
Retail	$26,730,847	$21,734,403
Wholesale	64,160,240	47,712,449
Revenues, Net	$90,891,087	$69,446,852